Subsequent Events	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

19. Subsequent Events

The Company evaluates all events and transactions that occur after September 30, 2025 up through the date the Company issues the consolidated financial statements. Other than the event disclosed elsewhere in these consolidated financial statements, there is no other subsequent event occurred that would require recognition or disclosure in the Company’s consolidated financial statements.